Expense Example	May 01, 2026 USD ($)
Royce Capital Fund - Micro-Cap Portfolio | Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Royce Capital Fund - Micro-Cap Portfolio | Royce Capital Fund - Micro-Cap Portfolio - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
Royce Capital Fund - Small-Cap Portfolio | Royce Capital Fund - Small-Cap Portfolio - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Royce Capital Fund - Small-Cap Portfolio | Royce Capital Fund - Small-Cap Portfolio - Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	$ 1,724